Commitments and contingencies	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

15. Commitments and contingencies

(a)	Commitments

	Fiscal year ending March 31,
	2016	2017	2018	2019	2020 and thereafter	Total
Operating leases	$2,074	$1,910	$1,895	$1,643	$1,602	$9,124

The operating lease commitments relate primarily to office space and represent the minimum commitments under these agreements. The lease terms range from 3 to 12 years. In the third quarter of fiscal 2015, the Company entered into a lease agreement which provides one multi-year lease renewal option and lease incentives of CDN$799. The Company incurred rental expense of $2,132, $2,436 and $3,418 for fiscal years 2015, 2014 and 2013, respectively.

Commitments have been calculated using foreign exchange and interest rates in effect at March 31, 2015. Fluctuations in these rates may result in actual payments differing from those reported in the above table.

(b) Indemnities and Guarantees

In the normal course of business, the Company enters into guarantees that provide indemnification and guarantees to counterparties to secure sales agreements and purchase commitments. Should the Company be required to act under such agreements, it is expected that no material loss would result.